DEBT FINANCING ARRANGEMENTS (Details) - USD ($)	Jun. 30, 2024	May 14, 2024	Dec. 31, 2023	Dec. 31, 2022
DEBT FINANCING ARRANGEMENTS
Loans and advances	$ 123,092		$ 105,092	$ 470,092
Convertible notes payable	3,353,905	$ 451,765	3,368,260	3,054,869
Factoring agreements	537,066		537,066	577,177
Debt - third party	4,014,063		4,010,418	4,102,138
Line of credit, related party secured by assets	2,742,929		2,742,929	2,742,929
Debt - other related party, net of discounts	2,015,500		2,015,500	2,015,500
Convertible debt - related party	553,100		553,100	553,100
Shareholder debt	639,345		567,620	4,150
Debt - related party	5,950,874		5,879,149	5,315,679
Total financing arrangements	9,964,937		9,889,567	9,417,817
Less current liabilities:
Loans, advances and agreements - third party	(660,158)		(642,158)	(902,809)
Convertible notes payable, third party			(3,368,260)	(3,054,869)
Debt - related party, net of discount			(5,326,049)	(4,762,579)
Convertible notes payable - related party	(553,100)		(553,100)	(553,100)
Total	(9,964,937)		(9,889,567)	(9,273,357)
Total long term debt	0		0	$ 144,460
Convertible notes payable, third party	3,353,905		3,368,260
Debt - related party, net of discount	$ (5,397,774)		$ (5,326,049)